Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000249323
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Index ETF
Trading Symbol	SSPY
Security Exchange Name	NYSEArca
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 127,061,683
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 270,250
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$127,061,683
Number of Portfolio Holdings	506
Total Advisory Fee Paid	$270,250
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	2.8%
Real Estate	3.3%
Energy	6.1%
Utilities	6.3%
Communications	7.0%
Financials	10.0%
Industrials	10.8%
Consumer Staples	12.3%
Health Care	12.5%
Consumer Discretionary	13.0%
Technology	15.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Capital One Financial Corporation	1.1%
International Business Machines Corporation	1.1%
Synchrony Financial	1.1%
Microsoft Corporation	1.0%
Sysco Corporation	0.8%
Costco Wholesale Corporation	0.7%
Walmart, Inc.	0.7%
TJX Companies, Inc. (The)	0.7%
Ross Stores, Inc.	0.7%
Meta Platforms, Inc., Class A	0.7%

C000249322
Shareholder Report [Line Items]
Fund Name	Stratified LargeCap Hedged ETF
Trading Symbol	SHUS
Security Exchange Name	NYSEArca
Additional Information Phone Number	866-972-4492
Additional Information Website	https://stratifiedfunds.com/investor-materials/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 24,550,161
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 58,656
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$24,550,161
Number of Portfolio Holdings	3
Total Advisory Fee Paid	$58,656
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Index Option	0.4%
Equity	99.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Stratified LargeCap Index ETF	99.5%
S&P 500 Index Purchased Put Option, Expiration: 9/18/26, Strike $6,740	0.7%
S&P 500 Index Written Put Option, Expiration: 9/18/26, Strike $6,000	-0.3%

[1]	Annualized
[2]	Annualized